Note 5. Commitments and Contingencies: Legal Costs, Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Policies
Legal Costs, Policy

From time to time the Company is involved in legal proceedings and subject to claims which may arise in the ordinary course of business.  Certain unsecured creditors have brought civil action against the Company related to nonpayment.  The Company has not accrued any additional amount related to these charges, but continue to negotiate payment plans to satisfy these creditors.

From time to time the Company is involved in legal proceedings and subject to claims which may arise in the ordinary course of business.  Certain unsecured creditors have brought civil action against the Company related to nonpayment.  The Company has not accrued any additional amount related to these charges, but continue to negotiate payment plans to satisfy these creditors.